Provisions and Contingent Provisions (Details) - Schedule of provisions for personnel salaries and expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provisions for Personnel Salaries and Expenses [Abstract]
Provision for short-term benefits	$ 97,866	$ 104,313
Provision for long-term benefits	926	285
Provision for senioruty compensation	601	6,018
Provision for other personnel benefits	31	5
Total	$ 99,424	$ 110,621